STRIVE U.S. ENERGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Automotive Retail - 0.8%
Murphy USA, Inc.	5,247	$2,465,093

Integrated Oil & Gas - 48.8%(a)
Chevron Corp.	395,648	66,187,954
Exxon Mobil Corp.	605,683	72,033,879
Occidental Petroleum Corp.	189,833	9,370,157
		147,591,990

Oil & Gas Exploration & Production - 37.3%(a)
Antero Resources Corp. (b)	81,837	3,309,488
APA Corp.	104,211	2,190,515
California Resources Corp.	23,204	1,020,280
Chord Energy Corp.	16,934	1,908,801
Civitas Resources, Inc.	27,120	946,217
CNX Resources Corp. (b)	39,721	1,250,417
Comstock Resources, Inc. (b)	22,042	448,334
ConocoPhillips	134,195	14,093,159
Coterra Energy, Inc.	201,930	5,835,777
Crescent Energy Co. - Class A	48,705	547,444
Devon Energy Corp.	184,568	6,902,843
Diamondback Energy, Inc.	53,302	8,521,924
EOG Resources, Inc.	99,322	12,737,053
EQT Corp.	167,746	8,962,669
Expand Energy Corp.	63,544	7,073,718
Gulfport Energy Corp. (b)	4,209	775,045
Hess Corp.	82,150	13,121,820
Magnolia Oil & Gas Corp. - Class A	51,988	1,313,217
Matador Resources Co.	32,583	1,664,666
Murphy Oil Corp.	38,853	1,103,425
Northern Oil & Gas, Inc.	26,441	799,311
Ovintiv, Inc.	72,510	3,103,428
Permian Resources Corp.	182,010	2,520,839
Range Resources Corp.	66,550	2,657,342
Sitio Royalties Corp. - Class A	21,481	426,827
SM Energy Co.	31,788	952,051
Texas Pacific Land Corp.	5,372	7,117,846
Viper Energy, Inc.	29,043	1,311,291
		112,615,747

Oil & Gas Refining & Marketing - 12.8%
HF Sinclair Corp.	44,881	1,475,687
Marathon Petroleum Corp.	85,305	12,428,085

STRIVE U.S. ENERGY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.9% (CONTINUED)	Shares	Value
Oil & Gas Refining & Marketing - 12.8% (Continued)
PBF Energy, Inc. - Class A	23,633	$451,154
Phillips 66	102,818	12,695,967
Valero Energy Corp.	89,124	11,770,607
		38,821,500

Real Estate Operating Companies - 0.2%
Landbridge Co. LLC - Class A (c)	6,241	448,977
TOTAL COMMON STOCKS (Cost $299,482,264)		301,943,307

SHORT-TERM INVESTMENTS - 0.3%
Investments Purchased with Proceeds from Securities Lending - 0.2%
First American Government Obligations Fund - Class X, 4.27% (d)	422,370	422,370

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.27% (d)	388,504	388,504
TOTAL SHORT-TERM INVESTMENTS (Cost $810,874)		810,874

TOTAL INVESTMENTS - 100.2% (Cost $300,293,138)		$302,754,181
Liabilities in Excess of Other Assets - (0.2)%		(462,223)
TOTAL NET ASSETS - 100.0%		$302,291,958

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $426,460, which represented 0.1% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE U.S. ENERGY ETF

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Strive U.S. Energy ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$301,943,307	$—	$—	$301,943,307
Investments Purchased with Proceeds from Securities Lending	422,370	—	—	422,370
Money Market Funds	388,504	—	—	388,504
Total Investments in Securities	$302,754,181	$—	$—	$302,754,181

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended March 31, 2025, the Strive U.S. Energy ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.